FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	$ 99,507	$ 114,744	$ 130,821
Derivative financial assets	160,524	140,309	118,142
Brokerage receivables	19,289	20,762	21,839
Financial assets at fair value not held for trading	57,637	60,999	60,080
Financial assets measured at fair value through other comprehensive income	2,251	9,093	8,844
Non-financial assets - Precious metals and other physical commodities	4,377	4,626	5,258
Other non-financial assets measured at fair value	105	24	26
Total assets measured at fair value	343,689	350,557	345,010
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	71,351	83,047	99,197
Financial assets at fair value not held for trading	822	788	765
Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	10,052	9,080	8,496
Financial assets at fair value not held for trading	10,561	11,274	8,860
Financial assets measured at fair value through other comprehensive income	18	2,312	2,686
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	6,786	8,541	9,229
Financial assets at fair value not held for trading	901	947	1,028
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	8,349	10,301	8,868
Financial assets at fair value not held for trading	14,741	13,090	14,366
Financial assets measured at fair value through other comprehensive income	2,233	2,141	1,310
Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	2,563	3,303	4,542
Financial assets at fair value not held for trading	4,277	4,684	5,874
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	407	473	489
Financial assets measured at fair value through other comprehensive income	0	4,639	4,849
Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	83,375	67,558	53,305
Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	38,281	37,144	33,241
Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	33,946	29,927	28,245
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	2,087	1,730	1,414
Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	2,013	2,944	1,606
Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	1,644	1,635	1,585
Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	9,989	9,776	5,804
Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	14,348	18,476	21,303
Level 1
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	85,270	97,078	113,697
Derivative financial assets	1,185	1,511	522
Brokerage receivables	0	0	0
Financial assets at fair value not held for trading	20,844	25,704	27,278
Financial assets measured at fair value through other comprehensive income	55	2,341	2,704
Non-financial assets - Precious metals and other physical commodities	4,377	4,626	5,258
Other non-financial assets measured at fair value	0	0	0
Total assets measured at fair value	111,730	131,261	149,459
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	70,284	82,256	97,958
Financial assets at fair value not held for trading	101	89	83
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	8,633	7,579	7,135
Financial assets at fair value not held for trading	5,954	6,713	5,624
Financial assets measured at fair value through other comprehensive income	0	2,293	2,658
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	5,728	6,495	7,843
Financial assets at fair value not held for trading	317	291	338
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	619	741	708
Financial assets at fair value not held for trading	131	137	123
Financial assets measured at fair value through other comprehensive income	55	48	45
Level 1 | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	0	0	0
Financial assets at fair value not held for trading	0	0	0
Level 1 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	5	6	53
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 1 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	527	749	255
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	0	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	0	0	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	0	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	0	0	0
Level 1 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	0	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	0	0	0
Level 1 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	14,341	18,475	21,110
Level 2
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	12,314	15,044	14,825
Derivative financial assets	157,586	137,115	116,479
Brokerage receivables	19,289	20,762	21,839
Financial assets at fair value not held for trading	32,623	31,262	28,622
Financial assets measured at fair value through other comprehensive income	2,196	6,751	6,140
Non-financial assets - Precious metals and other physical commodities	0	0	0
Other non-financial assets measured at fair value	0	0	0
Total assets measured at fair value	224,008	210,934	187,905
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	982	512	1,090
Financial assets at fair value not held for trading	0	0	2
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,409	1,491	1,351
Financial assets at fair value not held for trading	4,607	4,561	3,236
Financial assets measured at fair value through other comprehensive income	18	19	27
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,040	2,030	1,364
Financial assets at fair value not held for trading	471	544	574
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	7,056	8,949	7,604
Financial assets at fair value not held for trading	14,361	12,665	13,937
Financial assets measured at fair value through other comprehensive income	2,178	2,093	1,265
Level 2 | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,553	1,726	3,099
Financial assets at fair value not held for trading	3,301	3,815	4,982
Level 2 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	274	336	317
Financial assets measured at fair value through other comprehensive income	0	4,639	4,849
Level 2 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	82,845	66,803	53,043
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	37,930	36,372	32,747
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	33,266	29,477	27,861
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	1,446	1,392	1,179
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	1,936	2,886	1,590
Level 2 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	0	0	0
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	9,881	9,677	5,704
Level 2 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	0	0	187
Level 3
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,923	2,623	2,299
Derivative financial assets	1,753	1,683	1,140
Brokerage receivables	0	0	0
Financial assets at fair value not held for trading	4,171	4,033	4,180
Financial assets measured at fair value through other comprehensive income	0	0	0
Non-financial assets - Precious metals and other physical commodities	0	0	0
Other non-financial assets measured at fair value	105	24	26
Total assets measured at fair value	7,951	8,363	7,645
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	85	278	149
Financial assets at fair value not held for trading	721	699	681
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	9	10	10
Financial assets at fair value not held for trading	0	0	0
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	18	16	21
Financial assets at fair value not held for trading	112	112	117
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	673	611	556
Financial assets at fair value not held for trading	249	288	306
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 3 | Loans
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	1,010	1,577	1,443
Financial assets at fair value not held for trading	976	869	892
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value held for trading	128	131	120
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	3	6	7
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	351	772	494
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	680	450	384
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	640	338	236
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Derivative financial assets	76	58	16
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	1,644	1,635	1,585
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	108	100	100
Level 3 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Table]
Financial assets at fair value not held for trading	$ 8	$ 1	$ 6